UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002 Check here if Amendment [ X ] ; Amendment Number:
This Amendment  (Check only one.): [  X  ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 January 27, 2003

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$853,733

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      318     8600 SH       SOLE                                       8600
                                                              1109    30000 SH       OTHER                                     30000
AMERICAN INTL GROUP INC        COM              026874107    37911   655333 SH       SOLE                   344949            315284
                                                              3505    60605 SH       OTHER                                     60605
AUTOMATIC DATA                 COM              053015103    36221   922850 SH       SOLE                   494619            434131
                                                              4431   112917 SH       OTHER                                    112917
BANK NEW YORK INC              COM              064057102    32312  1348613 SH       SOLE                   629943            728370
                                                             10217   426441 SH       OTHER                                    426441
BIOMET INC                     COM              090613100    30410  1061082 SH       SOLE                   634183            438449
                                                              2965   103479 SH       OTHER                                    103479
CINTAS CORP                    COM              172908105    37023   809267 SH       SOLE                   410975            405992
                                                              4391    95988 SH       OTHER                                     95988
COCA COLA                      COM              191216100      249     5700 SH       SOLE                                       5700
                                                               322     7355 SH       OTHER                                      7355
COLGATE PALMOLIVE CO           COM              194162103    36973   705193 SH       SOLE                   387564            322529
                                                              3868    73780 SH       OTHER                                     73780
CONCORD EFS INC                COM              206197105    25777  1637733 SH       SOLE                   976121            679612
                                                              1593   101240 SH       OTHER                                    101240
COSTCO WHOLESALE CORP NEW      COM              22160K105    25372   904234 SH       SOLE                   531506            382478
                                                              2157    76900 SH       OTHER                                     76900
CVS CORP                       COM              126650100    22695   908902 SH       SOLE                   545722            374830
                                                              1794    71850 SH       OTHER                                     71850
DELL COMPUTER CORP             COM              247025109    32024  1197610 SH       SOLE                   691357            519303
                                                              2902   108530 SH       OTHER                                    108530
EMC CORP-MASS                  COM              268648102    11928  1942672 SH       SOLE                  1186614            779058
                                                               464    75590 SH       OTHER                                     75590
FASTENAL CO                    COM              311900104    32233   862091 SH       SOLE                   437742            434949
                                                              1758    47020 SH       OTHER                                     47020
FISERV, INC.                   COM              337738108    31148   917468 SH       SOLE                   488718            438800
                                                              1944    57280 SH       OTHER                                     57280
GENERAL ELECTRIC CO            COM              369604103    25041  1028407 SH       SOLE                   656098            380509
                                                              1785    73343 SH       OTHER                                     73343
HARLEY-DAVIDSON INC            COM              412822108    38819   840259 SH       SOLE                   395074            453135
                                                              3873    83842 SH       OTHER                                     83842
INTEL CORP                     COM              458140100    24907  1599716 SH       SOLE                   803458            808908
                                                              3921   251838 SH       OTHER                                    251838
JOHNSON & JOHNSON              COM              478160104    35139   654250 SH       SOLE                   356923            304627
                                                              5025    93562 SH       OTHER                                     93562
MEDTRONIC INC                  COM              585055106    33899   743408 SH       SOLE                   386991            362867
                                                              4814   105571 SH       OTHER                                    105571
MERCK & CO INC                 COM              589331107    35658   629895 SH       SOLE                   327601            308363
                                                              5041    89061 SH       OTHER                                     89061
MICROSOFT CORP                 COM              594918104    46823   905680 SH       SOLE                   433389            480091
                                                             10160   196530 SH       OTHER                                    196530
MOLEX INC CL A                 COM              608554200    24424  1227961 SH       SOLE                   663774            577237
                                                              2242   112758 SH       OTHER                                    112758
OMNICOM GROUP INC              COM              681919106    28808   445948 SH       SOLE                   262420            187978
                                                              1576    24400 SH       OTHER                                     24400
PATTERSON DENTAL CO            COM              703412106    31797   726968 SH       SOLE                   363215            372553
                                                              2789    63780 SH       OTHER                                     63780
STATE STREET CORP              COM              857477103    29754   762944 SH       SOLE                   428616            341628
                                                              2829    72551 SH       OTHER                                     72551
WATERS CORP                    COM              941848103    16830   772751 SH       SOLE                   489469            292882
                                                              1739    79845 SH       OTHER                                     79845